Note 19 - Stock Options and Nonvested Shares (Details) - Nonvested Shares - 2007 Equity Incentive Plan [Member] - USD ($)	1 Months Ended	12 Months Ended
	Jul. 31, 2007	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2010
Note 19 - Stock Options and Nonvested Shares (Details) - Nonvested Shares [Line Items]
Vested			0	8,658,048
Vested, weighted-average grant/modification date fair value (in Dollars per share)		$ 0.82
Nonvested Ordinary Shares [Member]
Note 19 - Stock Options and Nonvested Shares (Details) - Nonvested Shares [Line Items]
Shares		3,000,000	1,900,445
Weighted-average grant/modification date fair value (in Dollars per share)		$ 1.064	$ 0.252
Aggregate intrinsic value (in Dollars)		$ 3,192,000	$ 2,390,760
Granted	10,558,493	0	1,099,555
Granted, weighted-average grant/modification date fair value (in Dollars per share)			$ 0.82
Granted, aggregate intrinsic value (in Dollars)			$ 901,635
Vested		3,000,000	0
Vested, weighted-average grant/modification date fair value (in Dollars per share)		$ 0.82	$ 0
Vested, aggregate intrinsic value (in Dollars)		$ 2,460,000	$ 0
Forfeited		0	0
Forfeited, weighted-average grant/modification date fair value (in Dollars per share)		$ 0	$ 0
Forfeited, aggregate intrinsic value (in Dollars)		$ 0	$ 0
Shares		3,000,000	3,000,000
Weighted-average grant/modification date fair value (in Dollars per share)		$ 1.082	$ 1.064
Aggregate intrinsic value (in Dollars)		$ 3,246,000	$ 3,192,000